Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.9%

Communication Services — 18.2%
Alphabet, Inc., Class A	3,609	$736,308
Electronic Arts, Inc.	246	30,236
Meta Platforms, Inc., Class A	830	572,019
Netflix, Inc.*	45	43,954
Pinterest, Inc., Class A*	586	19,315
ROBLOX Corp., Class A*	346	24,590
Spotify Technology SA*	52	28,525
Total Communication Services		1,454,947

Consumer Discretionary — 15.1%
Airbnb, Inc., Class A*	211	27,677
Amazon.com, Inc.*	3,087	733,718
Aptiv PLC*	319	19,912
DoorDash, Inc., Class A*	96	18,128
eBay, Inc.	336	22,673
Expedia Group, Inc.*	106	18,121
Ford Motor Co.	12,042	121,383
Garmin Ltd.	68	14,678
General Motors Co.	2,772	137,103
Lucid Group, Inc.*	5,490	15,153
Rivian Automotive, Inc., Class A*(a)	1,779	22,344
Tesla, Inc.*	150	60,690
Total Consumer Discretionary		1,211,580

Consumer Staples — 0.4%
Procter & Gamble Co. (The)	173	28,716

Financials — 1.1%
Block, Inc.*	453	41,142
PayPal Holdings, Inc.*	497	44,024
Total Financials		85,166

Health Care — 24.1%
Abbott Laboratories	355	45,415
AbbVie, Inc.	656	120,638
Alnylam Pharmaceuticals, Inc.*	65	17,635
Amgen, Inc.	317	90,478
Becton Dickinson & Co.	76	18,818
Biogen, Inc.*	179	25,763
Boston Scientific Corp.*	249	25,488
Bristol-Myers Squibb Co.	2,485	146,491
Danaher Corp.	99	22,051
Edwards Lifesciences Corp.*	210	15,215
Eli Lilly & Co.	199	161,405
GE HealthCare Technologies, Inc.	236	20,839
Gilead Sciences, Inc.	896	87,091
Illumina, Inc.*	133	17,654
Incyte Corp.*	547	40,566
Intuitive Surgical, Inc.*	31	17,728
Johnson & Johnson	1,649	250,895
Medtronic PLC	493	44,774
Merck & Co., Inc.	3,078	304,168
Moderna, Inc.*	1,661	65,477
Pfizer, Inc.	5,776	153,180
Regeneron Pharmaceuticals, Inc.*	91	61,241
Stryker Corp.	56	21,912
Thermo Fisher Scientific, Inc.	37	22,117
Vertex Pharmaceuticals, Inc.*	292	134,811
Total Health Care		1,931,850

Industrials — 4.7%
3M Co.	161	24,504
Boeing Co. (The)*	317	55,957
Caterpillar, Inc.	85	31,572
CNH Industrial NV	1,256	16,177
Cummins, Inc.	62	22,088
Deere & Co.	77	36,695
General Electric Co.	146	29,721
Honeywell International, Inc.	94	21,030
Lockheed Martin Corp.	45	20,833
Northrop Grumman Corp.	37	18,029
	Shares	Value
Common Stocks (continued)

Industrials (continued)
RTX Corp.	360	$46,422
Uber Technologies, Inc.*	745	49,803
Total Industrials		372,831

Information Technology — 36.0%
Accenture PLC, Class A	46	17,708
Adobe, Inc.*	128	55,994
Advanced Micro Devices, Inc.*	761	88,238
Analog Devices, Inc.	102	21,613
Apple, Inc.	1,789	422,204
Applied Materials, Inc.	288	51,941
Atlassian Corp., Class A*	130	39,881
Autodesk, Inc.*	70	21,794
Broadcom, Inc.	612	135,417
Cadence Design Systems, Inc.*	73	21,726
Cisco Systems, Inc.	2,072	125,563
Corning, Inc.	331	17,238
Crowdstrike Holdings, Inc., Class A*	39	15,525
Datadog, Inc., Class A*	106	15,127
Dell Technologies, Inc., Class C	361	37,400
Hewlett Packard Enterprise Co.	1,513	32,060
HP, Inc.	725	23,563
Intel Corp.	12,381	240,563
International Business Machines Corp.	473	120,946
Intuit, Inc.	63	37,895
Juniper Networks, Inc.	450	15,687
KLA Corp.	30	22,147
Lam Research Corp.	400	32,420
Marvell Technology, Inc.	249	28,102
Microchip Technology, Inc.	259	14,064
Micron Technology, Inc.	561	51,186
Microsoft Corp.	1,010	419,211
NetApp, Inc.	126	15,385
NVIDIA Corp.	1,257	150,928
Oracle Corp.	791	134,517
Palo Alto Networks, Inc.*	147	27,110
QUALCOMM, Inc.	844	145,953
Salesforce, Inc.	226	77,224
ServiceNow, Inc.*	32	32,588
Snowflake, Inc., Class A*	144	26,137
Synopsys, Inc.*	62	32,580
Texas Instruments, Inc.	150	27,691
Twilio, Inc., Class A*	133	19,495
Western Digital Corp.*	482	31,393
Workday, Inc., Class A*	137	35,902
Total Information Technology		2,882,116

Materials — 0.3%
Corteva, Inc.	353	23,040

Total Common Stocks
(Cost $6,927,794)		7,990,246

Short-Term Investment — 0.0%(b)
Money Market Funds — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%(c)
(Cost $1,411)	1,411	1,411

Total Investments — 99.9% (Cost $6,929,205)		7,991,657
Other Assets and Liabilities, Net — 0.1%		5,030
Net Assets — 100%		$7,996,687

Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF (continued)

January 31, 2025 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $21,892; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $22,244.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2025.

Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$7,990,246	$—	$—	$7,990,246
Short-Term Investment:
Money Market Funds	1,411	—	—	1,411
Total Investments in Securities	$7,991,657	$—	$—	$7,991,657

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.